Note 20 - Segment Assets (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Network Service and Systems Integration Business [Member]
Segment assets	¥ 113,747,677	¥ 105,160,187
ATM Operation Business [Member]
Segment assets	4,087,227	3,545,128
Segment assets	¥ 117,834,904	¥ 108,705,315